GENERAL ORGANIZATION AND BUSINESS	12 Months Ended
May 31, 2013
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS
NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011. ShopEye, Inc. with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.